THE ALGER FUNDS
360 Park Avenue South
New York, New York 10010

August 16, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:                             The Alger Funds (File Nos.: 811-1355, 33-4959)

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Funds (the “Trust”) transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 112 under the Securities Act to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed to establish Class P-2 Shares for the Alger 35 Fund. The Trust intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment.

Should members of the Staff have any questions or comments regarding the Registration Statement, they should call me at 212.806.8838 or e-mail tpayne@alger.com.

Very truly yours,

/s/ Tina Payne
Tina Payne

cc:	Hal Liebes, Esq.
Christopher Ullman, Esq.